ULTRA VARIABLE LIFE ULTRANNUITY SERIES V VARIABLE ANNUITY

Prospectus Supplement Dated February 20, 2009

Important Information about
Pioneer Independence VCT and Pioneer Small Cap VCT

This Supplement updates certain information in the Prospectus dated May 1, 2004. Please read this Supplement carefully and retain it for future use.

The purpose of this Supplement is to advise you of the impending liquidation of the Pioneer Independence VCT Portfolio (formerly Pioneer Growth Shares VCT Portfolio) and the Pioneer Small Cap Value VCT Portfolio (collectively referred to herein as "the Funds"), which underlie certain Subaccounts. The Funds will be liquidated on or about April 24, 2009. Effective as of April 24, 2009, the following Subaccounts will no longer be available: (1) Pioneer Independence VCT; and (2) Pioneer Small Cap Value VCT (collectively referred to here in as "the Pioneer Subaccounts" and individually as a "Pioneer Subaccount").

As a result of the liquidation of the Funds, if you have allocated Contract Value to one of the Subaccounts that invest in the Funds, you may want to consider transferring your Contract Value to one of the other Subaccounts prior to April 24, 2009. If no such transfer is made by close of business on the date the Funds liquidate, your Contract Value allocated to the Pioneer Subaccounts will be reallocated to the Federated Prime Money Fund II Subaccount. In addition, if you have selected a Pioneer Subaccount as part of a Dollar Cost Averaging, Asset Allocation or Rebalancing Program and you do not contact us to change your allocations, future transactions that would have been allocated to a Pioneer Subaccount will be allocated to the Federated Prime Money Fund II Subaccount.

Effective April 3, 2009, no new purchase payments may be allocated to the Pioneer Subaccounts and transfers of existing contract value may not be made into the Pioneer Subaccounts. This includes transfers pursuant to the Dollar Cost Averaging, Asset Allocation or Rebalancing Programs.

Below is a summary of the Subaccounts available under the Contract. There can be no assurance that any of the underlying funds will achieve its objective. More detailed information is contained in the prospectuses of the underlying funds, including information on the risks associated with the investments and investment techniques.

Asset Category (*)	Variable Investment Options (Series Fund - Portfolio)	Goal
Emerging Markets Equity	Van Kampen Universal Institutional Funds, Inc. – Van Kampen UIF Emerging Markets Equity Portfolio(6)	Seeks long-term capital appreciation
Emerging market country securities
International Equity	DWS Variable Series I – DWS Global Opportunities VIP(8)	Seeks long-term capital appreciation
Small companies in the U.S. or foreign markets
	DWS Variable Series I – DWS International VIP(8)	Seeks long-term capital appreciation
Common stocks of companies which do business outside the United States
	T. Rowe Price International Series, Inc. – T. Rowe Price International Stock Portfolio(9)	Seeks long-term growth of capital
Invests primarily in common stocks of established, non-U.S. companies

Investors should retain this supplement for future reference.

COMPANION LIFE INSURANCE COMPANY, Variable Product Services Mailing Address: P.O. Box 750497, Topeka, Kansas 66675-0497 1-800-494-0067

Asset Category (*)	Variable Investment Options (Series Fund - Portfolio)	Goal
Real Estate Equity	Pioneer Variable Contracts Trust – Pioneer Real Estate Shares VCT Portfolio Class I(7)	Seeks long-term capital appreciation with current income
Real estate investment trusts (REITs) and other real estate industry companies
Small-Cap Equity	Alger American Fund – Alger American SmallCap Growth Portfolio Class O(1)	Seeks long-term capital appreciation
Under normal circumstances, the portfolio invests at least 80% of its assets in the equity securities of companies that, at the time of purchase of the securities, have a total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, as reported by the indexes as of the most recent quarter-end
	DWS Investments VIT Funds – DWS Small Cap Index VIP(11)	Seeks long-term capital appreciation
Statistically selected sample of the securities found in the Russell 2000® Index
Mid-Cap Equity	Fidelity® Variable Insurance Products Fund – Fidelity VIP Mid Cap Portfolio Class 2(3)	Seeks long-term growth of capital
Currently undervalued companies
	Pioneer Variable Contracts Trust – Pioneer Mid-Cap Value VCT Portfolio Class I(7)	Seeks long-term capital appreciation
Currently undervalued companies
Large-Cap Growth Equity	Alger American Fund – Alger American LargeCap Growth Portfolio Class O(1)	Seeks long-term capital appreciation
Under normal circumstances, the portfolio invests primarily in the equity securities of companies that have a market capitalization of $1 billion or greater
	Fidelity® Variable Insurance Products – Fidelity® VIP Contrafund® Portfolio Initial Class(3)	Seeks long-term capital appreciation
Currently undervalued companies
	Fidelity® Variable Insurance Products – Fidelity® VIP Index 500 Portfolio Initial Class(3)	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500®
Stocks that comprise the Standard and Poor's 500SM Index
	MFS® Variable Insurance Trust – MFS® Core Equity Series (formerly known as Capital Opportunities Series Portfolio Initial Class)(5)	Seeks capital appreciation
Normally invests at least 80% of the fund's net assets in equity securities
	MFS® Variable Insurance Trust – MFS® Growth Series Portfolio Initial Class (formerly known as MFS® Emerging Growth Series Portfolio Initial Class)(5)	Seeks long-term capital growth
Normally invests the fund's assets primarily in equity securities
	MFS® Variable Insurance Trust – MFS® Research Series Portfolio Initial Class(5)	Seeks long-term growth of capital and future income
Normally invests the fund's assets primarily in equity securities
	T. Rowe Price Equity Series, Inc. – T. Rowe Price New America Growth Portfolio(10)	Seeks long-term growth of capital
Invests primarily in the common stocks of companies operating in sectors T. Rowe Price believe will be the fastest growing in the United States
Large-Cap Value Equity	Fidelity® Variable Insurance Products Fund – Fidelity® VIP Equity-Income Portfolio Initial Class(3)	Seeks dividend income and capital appreciation
Income-producing equity securities
	Pioneer Variable Contracts Trust – Pioneer Equity Income VCT Portfolio Class II(7)	Seeks current income and long-term growth
Focus on large, strong companies with histories of dividend growth
	Pioneer Variable Contracts Trust – Pioneer Fund VCT Portfolio Class II(7)	Seeks capital growth with current income
Emphasizes high-quality, value and long-term earnings potential
	DWS Variable Series I – DWS Growth & Income VIP(8)	Seeks long-term capital appreciation with current income and growth of income
Common stocks of large, established U.S. companies
	T. Rowe Price Equity Series, Inc. – T. Rowe Price Equity Income Portfolio(10)	Seeks dividend income and capital appreciation
Dividend-paying common stocks of established companies
Hybrid	Fidelity® Variable Insurance Products – Fidelity® VIP Asset Manager: Growth® Portfolio Initial Class(3, 4)	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments
Domestic and foreign stocks, bonds, short-term investments and money market instruments
	T. Rowe Price Equity Series, Inc. – T. Rowe Price Personal Strategy Balanced Portfolio(10)	Seeks the highest total return over time consistent with an emphasis on both capital appreciation and income
Diversified portfolio of stocks, bonds and money market securities
International Fixed Income	MFS® Variable Insurance Trust – MFS® Strategic Income Series Portfolio Initial Class(5)	Seeks total return with an emphasis on high current income and capital appreciation
Normally invests the fund's assets primarily in debt instruments
High Yield Fixed Income	MFS® Variable Insurance Trust – MFS® High Income Series Portfolio Initial Class(5)	Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features
Normally invests at least 80% of the fund's net assets in high income debt instruments
Intermediate-Term/Long-Term Fixed Income	Van Kampen Universal Institutional Funds, Inc. – Van Kampen UIF Core Plus Fixed Income Portfolio(6)	Seeks above average total return over a market cycle of 3 to 5 years from a diversified portfolio of fixed income securities
Medium to high quality fixed income investments of intermediate maturity
	Federated Insurance Series – Federated Fund for U.S. Gov't Securities II Portfolio(2)	Seeks current income
U.S. Government bonds
Short-Term Fixed Income	T. Rowe Price Fixed Income Series, Inc. – T. Rowe Price Limited-Term Bond Portfolio(10)	Seeks a high level of current income consistent with moderate price fluctuations
Short and intermediate-term investment grade debt securities
Cash	Federated Insurance Series – Federated Prime Money Fund II Portfolio(2)	Seeks current income consistent with the stability of principal
High-quality money market instruments

(*) Asset category designations are our own to help you gain insight into each investment portfolio's intended goals, but do not assure that any investment portfolio will perform consistent with the categorization. Information contained in the investment portfolios' prospectuses should be read carefully before investing in any Subaccount.

Investment advisers of the Series Funds:

  Fred Alger Management, Inc.
  Federated Investment Management Company.
  Fidelity Management & Research Company.
  Fidelity Management & Research (U.K.) Inc., and Fidelity Management and Research (Far East) Inc., regarding research and investment recommendations with respect to companies based outside the United States.
  MFS™ Investment Management.
  Morgan Stanley Investment Management Inc.
  Pioneer Investment Management, Inc.
  Deutsche Investment Management Americas Inc.
  T. Rowe Price International, Inc.
  T. Rowe Price Associates, Inc.
  Deutsche Asset Management, Inc.

The investment advisers of the Series Funds and the investment portfolios are described in greater detail in the prospectuses for the investment portfolios.